SHARE CAPITAL AND RESERVES (Tables)	12 Months Ended
Jan. 31, 2020
SHARE CAPITAL AND RESERVES [abstract]
Schedule of continuity of share capital

	Number of Shares	Amount
Balance, January 31, 2017	1,979,695	$12,820,278
Shares issued - conversion of debentures (i)	3,640,000	669,140
Shares issued - to settle aged payables(ii)	360,000	65,192
Balance, January 31, 2018	5,979,695	$13,554,610
Shares issued - conversion of debentures (iii)	36,850,000	25,479,998
Shares issued - to settle aged payables(iv)	50,000	83,941
Shares issued - private placement financing (v)	2,082,000	3,919,162
Shares issued - warrant exercises (vi)	2,750	2,953
Shares issued - option exercises (vii)	100,000	99,782
Shares issued - acquisition of Silver State (viii)	12,500,000	8,951,375
Shares issued - settle share payment note (ix)	940,810	832,162
Balance, January 31, 2019	58,505,255	52,923,983
Shares issued - acquisition of Phantom Farms (x)	2,670,000	2,507,138
Shares issued - conversion of promissory note (xi)	977,479	660,647
Shares issued - warrant exercises (xii)	915,545	1,018,748
Shares issued - option exercises (xiii)	80,000	77,980
Shares issued - acquisition of Swell (xiv)	8,281,905	4,927,178
Shares issued - acquisition of EFF building (xv)	3,983,886	4,136,646
Shares issued - partial settlement of EFF share payment note (xvi)	368,688	368,688
Shares issued - private placement (xvii)	5,589,493	4,895,379
Shares issued - conversion of debentures (xviii)	8,016,388	4,539,991
Share issue costs	—	(28,110)
Balance, January 31, 2020	89,388,639	76,028,268

On May 12, 2017, the Company consolidated its issued and outstanding shares on a 10:1 basis.  All shares, options, warrants, and per share amounts have been retroactively restated to reflect the share consolidation.

(i) On May 30, 2017, the Company completed a private placement and issued 3,640,000 common shares at a price of C$0.25 per common share for gross proceeds of C$910,000

(ii) On May 30, 2017 the company settled C$90,000 of accounts payable and accrued liabilities through the issuance of 360,000 common shares.

(iii)        On June 18, 2018, the Company forced conversion of its convertible debenture issued March 26, 2018 and accordingly issued 36,850,000 common shares, which included 3,350,000 bonus shares pursuant to the convertible debenture subscription agreement.

(iv) On July 6, 2018, the Company settled C$110,000 of accounts payable and accrued liabilities through the issuance of 50,000 common shares.

(v) On July 19, 2018, the Company completed a private placement and issued 2,082,000 units, at C$2.50 per unit, each unit consisting of one common share and one half share purchase warrant, each whole warrant entitling the holder to purchase one additional common share at C$5.00 per warrant on or before July 18, 2019 for gross proceeds of C$5,205,000. In connection to this private placement, the Company recorded C$11,532 in related costs.

(vi) On July 31, 2018, the Company issued 2,750 common shares upon the exercise of warrants.

(vii) On August 22, 2018, the Company issued 100,000 common shares upon exercise of stock options.

(viii) On January 15, 2019, the Company issued 12,500,000 shares as consideration for the purchase of Silver State (Note 5).

(ix) On January 25, 2019, the Company issued 940,810 shares to settle its modified share payment note as consideration for the purchase of EFF.

(x) On February 4, 2019, the Company issued 2,670,000 shares as consideration for the purchase of Phantom Farms (Note 3).

(xi) On February 7, 2019, the Company issued 977,479 shares to a vendor of EFF upon conversion of a portion of the convertible promissory note payable.

(xii) During the year ended January 31 ,2020, the Company issued 915,545 shares upon the exercise of warrants.

(xiii)      During the year ended January 31, 2020, the Company issued 80,000 shares upon the exercise of stock options.

(xiv) On May 24 and December 27, 2019, the Company issued 1,266,667 shares and 7,015,238 shares as consideration for the purchase of Swell Companies (Note 4).

(xv) On May 10, 2019, the Company issued 3,983,886 shares as consideration for the purchase of the building and land that EFF was previously leasing.

(xvi) On June 12, 2019 the Company issued 368,688 shares to a vendor of EFF for a partial payment of the share payment note.

(xvii) On May 28, 2019, the Company completed a non-brokered private placement financing of 5,589,493 shares at C$1.38, for total gross proceeds of C$7,713,500. Each unit is comprised of one common share of the Company and one half of one common share purchase warrant. Each warrant is exercisable for one additional common share of the Company at an exercise price of C$1.83 per warrant share for a period of one year.

(xviii) During the year ended January 31, 2020 the Company issued 8,016,389 shares upon the conversion of debentures.

Schedule of warrant activity

	Warrants outstanding
	Warrants outstanding	Weighted average exercise price - C$ -	Weighted average remaining life (years)
Balance January 31, 2018 and 2017	—	—	—
Issued	5,156,795	2.05
Exercised	(2,750)	1.00
Balance January 31, 2019	5,154,045	2.05	0.86
Issued - Phantom Farms(Note 3)	1,700,000	1.50
Issued - Swell Companies (Note4)	1,200,000	1.50
Issued - Private Placement (xvii)	2,794,748	1.83
Exercised	(915,045)	1.06
Expired	(4,239,000)	2.27
Balance, January 31, 2020	5,694,748	1.66	0.74

Schedule of warrants outstanding and exercisable
	Exercise Price	Number of Warrants
Expiry Date	- C$ -
February 5, 2021	1.50	1,700,000
May 23, 2021	1.50	1,200,000
May 29, 2020	1.83	2,794,748
		5,694,748

Schedule of stock options outstanding and exercisable
	Options outstanding and exercisable
	Options	Weighted average	Weighted average
	outstanding	exercise price	remaining life
	and exercisable	- C$ -	(years)
Balance, January 31, 2017	—	—
Granted	515,000	0.65
Balance January 31, 2018	515,000	0.65	2.71
Granted	2,115,000	2.75
Exercised	(100,000)	0.65
Expired/Cancelled	(10,000)	0.65
Balance January 31, 2019	2,520,000	2.41	2.30
Granted	1,830,000	1.14
Exercised	(80,000)	0.65
Expired/Cancelled	(1,015,000)	2.28
Balance, January 31, 2020	3,255,000	1.78	2.18

Schedule of stock options outstanding and exercisable of exercise prices
Expiry Date	Exercise Price - C$ -	Jan 31, 2020 Outstanding	Jan 31, 2020 Exerciseable
October 15, 2020	0.65	325,000	325,000
June 25, 2021	2.80	1,350,000	1,350,000
February 5, 2022	1.11	460,000	230,000
October 9, 2022	1.38	520,000	260,000
October 9, 2024	1.00	500,000	250,000
January 24, 2023	0.80	100,000	50,000
		3,255,000	2,465,000